Income Taxes	12 Months Ended
Aug. 31, 2012
Income Taxes [Abstract]
Income Taxes
(7)      Income Taxes

The provision for income taxes consists of the following (in millions):

	2012	2011	2010
Current provision -
Federal	$890	$1,301	$1,129
State	120	147	90
	1,010	1,448	1,219
Deferred provision -
Federal	251	113	62
State	(12)	19	1
	239	132	63
Income tax provision	$1,249	$1,580	$1,282

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1	2.6	2.2
Medicare Part D Subsidy	-	-	1.3
Other	(0.1)	(0.8)	(0.5)
Effective income tax rate	37.0%	36.8%	38.0%

The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2012	2011
Deferred tax assets -
Postretirement benefits	$217	$214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal	1,289	1,444
Less: Valuation allowance	19	91
Total deferred tax assets	1,270	1,353
Deferred tax liabilities -
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Subtotal	1,974	1,732
Net deferred tax liabilities	$704	$379

At August 31, 2012, the Company has recorded deferred tax assets of $171 million reflecting the benefit of $328 million in federal and $1,248 million in state loss carryforwards.  These deferred tax assets will expire at various dates from 2013 through 2031.

The Company believes it is more likely than not that the benefit from certain net operating loss carryforwards will not be realized.  In recognition of this risk, the Company has recorded a valuation allowance of $19 million on certain deferred tax assets relating to these net operating losses as of August 31, 2012.

Income taxes paid were $1,203 million, $1,320 million and $1,195 million during the fiscal years ended August 31, 2012, 2011 and 2010, respectively.

ASC Topic 740, Income Taxes, provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return, including the decision whether to file in a particular jurisdiction.  All unrecognized benefits at August 31, 2012, and August 31, 2011, were classified as long-term liabilities on the Consolidated Balance Sheets.

The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2012 (in millions):

	2012	2011	2010
Balance at beginning of year	$94	$93	$128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	-	(2)	(6)
Balance at end of year	$197	$94	$93

At August 31, 2012, 2011 and 2010, $118 million, $81 million and $57 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

The Company recognizes interest and penalties in the income tax provision in its Consolidated Statements of Comprehensive Income.  At August 31, 2012, and August 31, 2011, the Company had accrued interest and penalties of $23 million and $24 million, respectively.

The Company files a consolidated U.S. federal income tax return, as well as income tax returns in various states.  It is no longer under audit examination for U.S. federal income tax purposes for any years prior to fiscal 2010.  One issue related to fiscal 2008 and 2009 remains unresolved and is currently in appeals.  The Company anticipates that this issue will be resolved in fiscal 2013. With few exceptions, it is no longer subject to state and local income tax examinations by tax authorities for years before fiscal 2006.

It is reasonably possible that the amount of the unrecognized tax benefit with respect to certain unrecognized tax positions will increase or decrease during the next 12 months; however, the Company does not expect the change to have a material effect on its results of operations or its financial position.